INCOME TAXES - Tax loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 29,851	$ 5,317
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	46,354	39,108
Panama
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	655	$ 4,678
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 16